Note 4 - Commitments - 10Q (Details Textual) - Office and Laboratory Lease Agreement [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Expense	$ 48,177	$ 46,764	$ 144,532	$ 140,292	$ 187,527	$ 182,106
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	90,151		90,151		$ 193,000
Lessee, Operating Lease, Liability, to be Paid, Year One	313,884		313,884
Lessee, Operating Lease, Liability, to be Paid, Year Two	327,192		327,192
Lessee, Operating Lease, Liability, to be Paid, Year Three	$ 282,211		$ 282,211